Consolidated Statements of Changes in Shareholders' Equity (Deficit) and Comprehensive Loss In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Shanghai Guotong Network Co., Ltd. CNY	Non-IDC business of Shanghai Guotong Network Co., Ltd. CNY	Guangzhou Juliang Internet Information Technology Co., Ltd. CNY	Non-IDC business of Guangzhou Juliang Internet Information Technology Co.,Ltd. CNY	Ordinary shares USD ($)	Ordinary shares CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Additional paid-in capital Shanghai Guotong Network Co., Ltd. CNY	Additional paid-in capital Guangzhou Juliang Internet Information Technology Co., Ltd. CNY	Accumulated other comprehensive income (loss) USD ($)	Accumulated other comprehensive income (loss) CNY	Statutory reserves USD ($)	Statutory reserves CNY	Accumulated deficit USD ($)	Accumulated deficit CNY	Accumulated deficit Non-IDC business of Shanghai Guotong Network Co., Ltd. CNY	Accumulated deficit Non-IDC business of Guangzhou Juliang Internet Information Technology Co.,Ltd. CNY	Total 21Vianet Group, Inc. shareholders' (deficit) equity USD ($)	Total 21Vianet Group, Inc. shareholders' (deficit) equity CNY	Total 21Vianet Group, Inc. shareholders' (deficit) equity Shanghai Guotong Network Co., Ltd. CNY	Total 21Vianet Group, Inc. shareholders' (deficit) equity Non-IDC business of Shanghai Guotong Network Co., Ltd. CNY	Total 21Vianet Group, Inc. shareholders' (deficit) equity Guangzhou Juliang Internet Information Technology Co., Ltd. CNY	Total 21Vianet Group, Inc. shareholders' (deficit) equity Non-IDC business of Guangzhou Juliang Internet Information Technology Co.,Ltd. CNY	Non-controlling interest USD ($)	Non-controlling interest CNY	Treasury stock USD ($)	Treasury stock CNY
Beginning Balance at Dec. 31, 2008		(1,035,955)						5						708		10,048		(1,061,711)				(1,050,950)						14,995
Beginning Balance (in shares) at Dec. 31, 2008								71,526,320
Comprehensive Loss:
Net Profit (loss)		(3,929)																(5,919)				(5,919)						1,990
Foreign currency translation adjustments		8												8								8
Total comprehensive loss		(3,921)
Deemed contribution from shareholders for legal disposal			68,960								68,960												68,960
Appropriation of statutory reserves																374		(374)
Ending Balance at Dec. 31, 2009		(970,916)						5		68,960				716		10,422		(1,068,004)				(987,901)						16,985
Beginning Balance (in shares) at Dec. 31, 2009								71,526,320
Comprehensive Loss:
Net Profit (loss)		(247,667)																(255,389)				(255,389)						7,722
Foreign currency translation adjustments		758												758								758
Total comprehensive loss		(246,909)
Acquisition of the Managed Network Entities		98,019																										98,019
Call option to purchase the remaining 49% equity interests in the Managed Network Entities		(6,765)																										(6,765)
Additional paid in capital upon the reorganization		17								17												17
Capital contributed by non-controlling Interest		4,410																										4,410
Share based compensation (in shares)								24,826,090
Share based compensation		277,881						2		277,879												277,881
Deemed contribution from shareholders for legal disposal					10,000							10,000													10,000
Deemed Distribution to Shareholders for Accounting Disposal				(27,869)		(2,764)													(27,869)	(2,764)				(27,869)		(2,764)
Deemed contribution from the shareholders for the legal disposal of certain carved-out entities		39,300								39,300												39,300
Waiver of liability from the shareholder		116,069								116,069												116,069
Appropriation of statutory reserves																3,721		(3,721)
Ending Balance at Dec. 31, 2010		(709,527)						7		512,225				1,474		14,143		(1,357,747)				(829,898)						120,371
Ending Balance (in shares) at Dec. 31, 2010								96,352,410
Comprehensive Loss:
Net Profit (loss)	7,299	45,939																18,444				18,444						27,495
Foreign currency translation adjustments		(56,253)												(56,253)								(56,253)
Total comprehensive loss		(10,314)
Share based compensation		41,959								41,959												41,959
Beneficial conversion features related to the issuance of Series C1 Preferred Shares										77,170								(77,170)
Conversion from preferred shares (in shares)								148,162,920
Conversion from preferred shares		1,221,330						10		1,221,320												1,221,330
Net proceeds from issuance of ordinary shares upon IPO (in shares)								89,700,000
Net proceeds from issuance of ordinary shares upon IPO		1,332,904						5		1,332,899												1,332,904
Share repurchase (in shares)								(18,135,192)
Share repurchase		(190,022)																				(190,022)								(190,022)
Share option exercised (in shares)								10,226,440
Share option exercised		9,798						1		9,797												9,798
Share issued to depository bank								8,207,178
Settlement of share options exercised with shares held by depository bank								(987,720)
Purchase of 49% equity interests in Managed Network Entities		(169,168)								(42,288)												(42,288)						(126,880)
Settlement of stock consideration by treasury stock (in shares)								2,100,000
Settlement of stock consideration by treasury stock		20,156								(1,848)												20,156								22,004
Reclassification of contingent consideration payable upon resolution of contingencies		126,424								126,424												126,424
Appropriation of dividend to non-controlling interests		(3,816)																										(3,816)
Appropriation of statutory reserves																1,694		(1,694)
Ending Balance at Dec. 31, 2011	$ 265,292	1,669,724					$ 4	23	$ 520,767	3,277,658			$ (8,704)	(54,779)	$ 2,516	15,837	$ (255,324)	(1,418,167)			$ 262,564	1,652,554					$ 2,728	17,170	$ (26,695)	(168,018)
Ending Balance (in shares) at Dec. 31, 2011							335,626,036